Consolidated Statements of Operations and Comprehensive Loss - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Profit or loss [abstract]
Cost of revenue
Gross Profit
Research and Development	(5,993)	(3,714)	(5,510)
Operating Expenses	(11,203)	(6,207)	(4,357)
Realisation bonus	(13,214)
Impairment of asset	(279)
Gain from disposal of intellectual property	2,663
Total operating expenses	(28,026)	(9,921)	(9,867)
Loss from operations	(28,026)	(9,921)	(9,867)
Finance Income/(expense)	(312)	(91)	(12)
Loss from operations before income taxes	(28,338)	(10,012)	(9,879)
Income tax provision	2,207	689	1,945
Loss for the year	(26,131)	(9,323)	(7,934)
Currency translation	3,474	(27)	(21)
Comprehensive loss	$ (22,657)	$ (9,350)	$ (7,955)
Basic and diluted loss per share attributable to common shareholders (in Dollars per share)	$ (15.46)	$ (0.07)	$ (0.06)